CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	€ 3,454,227	€ 3,198,915
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(42,023)	(60,240)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,515,057	2,385,494
U.S. Dollar | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	32,069	49,466
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	145,216	121,881
Pound Sterling | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(678)
Derivative financial liabilities		2,811
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	392,343	275,700
Japanese Yen | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	14,086	2,711
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional Amount	106,911	108,459
Swiss Franc | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,660)	(991)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional Amount	141,493	176,062
Chinese Yuan | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	915	2,702
Other
Disclosure of detailed information about financial instruments [line items]
Notional Amount	153,207	131,319
Other | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	€ (709)
Derivative financial liabilities		€ 3,541